Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of income tax provision
	Successor		Predecessor
	Year Ended December 31, 2013	November 12 - December 31, 2012	January 1, - November 11, 2012
Current income tax expense:
Federal	$—	$—	$—
State	1,000	—	—
Total	1,000	—	—
Deferred income tax expense:
Federal	—	—	—
State	—	—	—
Total	—	—	—
Provision for income taxes	$1,000	$—	$—

Schedule of deferred tax assets and liabilities
	December 31, 2013	December 31, 2012
Deferred tax assets:
Net operating loss carry-forward	$4,033,000	160,000
Valuation allowance	(4,033,000)	(160,000)
Net deferred tax assets	$—	$—